Commitment and Contingencies	12 Months Ended
Dec. 31, 2021
Commitment and Contingencies
Commitment and Contingencies

Note 16. Commitment and Contingencies

Operating Leases

The Company leases two production facilities and one administrative and research facility under non-cancelable operating lease arrangements that expire through November 2025. All leases contain renewal options and escalation clauses based upon increases in the lessors’ operating expenses and other charges.

The Company records rent expense on a straight-line basis over the life of the lease and the difference between the average rent expense and cash payments for rent is recorded as deferred rent and is included in accrued liabilities on the balance sheet. Rent expense for the years ended December 31, 2021 and 2020 was approximately $1.2 million and $1.1 million, respectively, and is included as a component of either cost of goods sold or general and administrative expenses.

Future minimum lease commitments under non-cancelable operating leases as of December 31, 2021 are as follows (in thousands):

Years ending December 31,
2022	$1,175
2023	998
2024	781
2025	594
Total	$3,548

Cook Biotech License and Supply Agreements

Aziyo has entered into a license agreement with Cook Biotech (“Cook”) for an exclusive, worldwide license to the porcine tissue for use in the Company’s Cardiac Patch and CanGaroo products, subject to certain co-exclusive rights retained by Cook. The term of such license is through the date of the last to expire of the licensed Cook patents, which is anticipated to be July 2031. Along with this license agreement, Aziyo entered into a supply agreement whereby Cook would be the exclusive supplier to Aziyo of the licensed porcine tissue. Under certain limited circumstances, Aziyo has the right to manufacture the licensed product and pay Cook a royalty of 3% of sales of the Aziyo-manufactured tissue. The supply agreement expires on the same date as the related license agreement. No royalties were paid to Cook during the years ended December 31, 2021 and 2020. Aziyo has also entered into an amendment to the Cook license agreement (the “Cook Amendment”) in order to add fields of exclusive use. Specifically, the Cook Amendment provides for a worldwide exclusive license to the porcine tissue for use with neuromodulation devices in addition to cardiovascular devices. The Cook Amendment includes license fee payments of  $0.1 million per year in each of the years 2021 through 2026. Such license payments would accelerate if a change in control, as defined, occurs within Aziyo. The Company, in its sole discretion, can terminate the license agreement at any time.

Legal Proceedings

From time to time, we may be involved in claims and proceedings arising in the course of our business. The outcome of any such claims or proceedings, regardless of the merits, is inherently uncertain. The Company records accruals for contingencies when it is probable that a liability has been incurred and the amount can be reasonably estimated. These accruals are adjusted periodically as assessments change or additional information becomes available.

On June 2, 2021, we issued a voluntary recall pertaining to a single donor lot of our FiberCel Fiber Viable Bone Matrix, a bone repair product formerly distributed by Medtronic, after learning of post-surgical infections reported in several patients treated with the product, including some patients that tested positive for tuberculosis.

Between June 21, 2021 and February 18, 2022, forty-five lawsuits in Indiana, Delaware, Florida, Maryland, Colorado, Michigan, Ohio, Kentucky, Oregon, and North Carolina have been filed against Aziyo Biologics Inc., certain Medtronic entities, and others alleging that the plaintiffs contracted tuberculosis and/or suffered substantial symptoms and complications following the implantation of FiberCel during spinal fusion operations. Twenty lawsuits were filed in Indiana state court, captioned, respectively: (1) John Dukes and Kimberly Smith v. Aziyo Biologics, Inc., et al., Case No.  49D02-2109-CT-032234 (case dismissed without prejudice on 09/16/2021 and re-filed on 09/24/2021); (2) Tamara and Richard Marksberry v. Aziyo Biologics, Inc., et al., Case No. 49D04-2106-CT-021649 (consolidated); (3) Ramon Cabello v. Aziyo Biologics, Inc., et al., Case No. 49D13-2106-CT-021650 (consolidated); (4) Luis Caban v. Aziyo Biologics, Inc., Case No. 49D13-2107-CT-022413 (consolidated); (5) Machell and Samuel Hargrave v. Aziyo Biologics, Inc., et al., Case No. 49D01-2106-CT-021275 (consolidated); (6) Georgia Flinn as Personal Representative of the Estate of Gregory Flinn v. Aziyo Biologics, Inc., et al., Case No. 49D12-2107-CT-024051 (consolidated); (7) Ruth and William Flynn v. v. Aziyo Biologics, Inc., et al., Case No. 49D12-2107-CT-024624 (consolidated); (8) Tracy Warner and Kristin Foate v. v. Aziyo Biologics, Inc., et al., Case No. 49D04-2107-CT-024631 (consolidated); (9) Donna Schilling v. v. Aziyo Biologics, Inc., et al., Case No. 49D04-2107-CT-024443 (consolidated); (10) Robby and Stephanie Anderson v. v. Aziyo Biologics, Inc., et al., Case No. 49D13-2107-CT-025221 (consolidated); (11) Max Shepard v. v. Aziyo Biologics, Inc., et al., Case No. 49D11-2108-CT-025984 (consolidated); (12) Leon Chew v. Aziyo Biologics, Inc., et al., Case No. 49D12-2108-CT-025967 (consolidated);  (13) Candace Kozor, Kenneth Largin and Anthony Young v. Aziyo Biologics, Inc., et al., Case No. 49D04-2107-CT-024626 (consolidated); (14) James and Lauri Ann Jackson v. v. Aziyo Biologics, Inc., et al., Case No. 49D02-2108-CT-028321 (re-filed in state court and consolidated); (15) James and Kathy Shaw v. Aziyo Biologics, Inc., et al, Case No. 49D11-2108-CT-028669 (consolidated); (16) Larry Szynski v. Aziyo Biologics, Inc., et al., Case No. 49D05-2108-CT-029225 (consolidated); (17) Jerrold Jenkins v. Aziyo Biologics, Inc., et al., Case No. 49D03-2108-CT-029367 (consolidated; (18) Hon Vien v. Aziyo Biologics, Inc., et al., Case No. 49D01-2202-CT-004812; (19) Jayson Hartman v. Aziyo Biologics, et al., Case No. 49D12-2202-CT-004835; and (20) Randy Smith v. Aziyo Biologics, Inc., et al., Case No. 49D01-2202-CT-005184 (collectively, the “Indiana State Complaints”). Fifteen lawsuits were filed in the Superior Court of the State of Delaware, captioned respectively: (1) Richard Williams v. Aziyo, Biologics Inc., et al., C.A. No. N21C-06-166 EMD; (2) Jean and Shante Georges v. Aziyo, Biologics Inc., et al., C.A. No. N21C-06-256-DJB; (3) Marjorie Hitchens v. Aziyo, Biologics Inc., et al., C.A. No. N21C-06-214-DJB; (4) Larry and Joanne Fortner v. Aziyo, Biologics Inc., et al., C.A. No. N21C-06-215-DJB; (5) Nancy and John Smith v. Aziyo, Biologics Inc., et al., C.A. No. N21C-06-219-DJB; (6) Joan Trincia v. Aziyo, Biologics Inc., et al., C.A. No. N21C-06-220-DJB; (7) Bernadette Burgess v. Aziyo, Biologics Inc., et al., C.A. No. N21C-06-264-DJB; (8) Summer Fitzhugh v. Aziyo, Biologics Inc., et al., C.A. No. N21C-06-221-DJB; (9) Linda Shields v. Aziyo, Biologics Inc., et al., C.A. No. N21C-06-166-DJB; and (10) Sharon Riddick v. Aziyo, Biologics Inc., et al., C.A. No. N21C-07-005-EMD; (11) Carl Stevens v. Aziyo, Biologics Inc., et al., C.A. No. N21C-08-149-DJB; (12) Joel and Melissa Stanton v. Aziyo, Biologics Inc., et al., C.A. No. N21C-08-212-AML; (13) Bruce and Beverly Carroll v. Aziyo, Biologics Inc., et al., C.A. No. N21C-08-130-DJB; (14) Margaret Cook v. Aziyo, Biologics Inc., et al., C.A. No. N21C-08-131-DJB; (15) Robert Jr. and Kelly Aspinall v. Aziyo, Biologics Inc., et al., C.A. No. N21C-09-065-DJB (collectively, the “Delaware State Complaints”). One lawsuit has been re-filed in the Circuit Court of Maryland (previously filed on 07/21/2021 and dismissed without prejudice on 08/12/2021 in the U.S. District Court of Maryland), captioned: Diana and James Hanson v. Aziyo Biologics, Inc., et al., Case No. C-02-CV-21-001094 (“Maryland State Complaint”). One lawsuit has been filed in the Court of Common Pleas of Ohio, captioned: Michelle and Charles Weethee v. Aziyo, Biologics Inc., et al., Case No. 2021 CV 03621 (“Ohio State Complaint”). One lawsuit has been filed in the Northern District of Ohio, captioned: Heath Raker and Neal Raker v. Aziyo Biologics, Inc., et al., Case No. 1:22-cv-54 (“Ohio Federal Complaint”). One lawsuit has been filed in the Circuit Court of Michigan, captioned: Ilona and Christian Hildebrandt v. Aziyo Biologics, Inc., Case No. 2021-003804-NP (“Michigan State Complaint”). One lawsuit has been filed in the Superior Court of North Carolina, captioned: Aurelia and Belvin Sherrill v. Aziyo Biologics, Inc., et al., Case No. 21cvs2797 (“North Carolina State Complaint”). One lawsuit has been filed in the U.S. District Court for the Northern District of Florida, captioned Deborah Rice v. Aziyo Biologics, Inc., et al., Case No. 5:21-cv-00135-MW-MJF (“Florida Federal Complaint”). One lawsuit has been filed in the U.S. District Court for the Eastern District of Michigan, captioned: Karrold Dudley v. Aziyo, Biologics Inc., et al., Case No. 2:21-cv-11813-GAD-EAS (“Michigan Federal Complaint”). One lawsuit has been filed in the U.S. District Court for the District of Colorado, captioned Christopher and Julie Buri v. Aziyo Biologics, Inc., et al., Case No. 1:21-cv-02789-SKC (“Colorado Federal Complaint”).  One lawsuit has been filed in the U.S. District Court for the District of Oregon, captioned Christy Bryant v. Aziyo Biologics, Inc., et al., Case No. 1:21-cv-01759-AA (“Oregon Federal Complaint”). One lawsuit has been filed in Fayette, Kentucky Circuit Court, captioned Earl Wesley Robinson and Joyce Ann Robinson v. Aziyo Biologics, Inc., Case No. 21-CI-03842 (“Kentucky State Complaint”). Lastly, two lawsuits have been dismissed: (1) in the state court of Maryland, captioned Tracey and Stan Gearhart v. Aziyo Biologics, Inc., et al., Case No. C-02-CV-21-000997(dismissed without prejudice on 09/14/2021), and (2) in the U.S. District Court for the Northern District of Indiana, captioned: David Hahn v. Aziyo Biologics, Inc., et al., Case No. 2:21-cv-00265-PPS-JEM (dismissed without prejudice on 09/30/2021).

Plaintiffs in the Indiana State Complaints allege a cause of action under Indiana’s Product Liability Act, citing manufacturing defects, defective design and failure to properly warn and instruct, and several of the complaints allege loss of consortium.  Plaintiffs in these actions assert that the defendants are strictly liable or have breached the duty of care owed to plaintiffs by failing to exercise reasonable care in designing, manufacturing, marketing and labeling FiberCel and are seeking various types of damages, including economic damages, non-economic damages and loss of consortium.  Plaintiffs in one of the Indiana State Complaints allege causes of action for product liability, negligence, breach of express and implied warranties, and punitive damages.  Each of the plaintiffs in the Delaware State Complaints allege negligence, breach of implied warranty, breach of express warranty, medical monitoring and punitive damages, and two also allege loss of consortium.  Plaintiffs in the Delaware State Complaints are seeking economic, consequential, and punitive damages. The Maryland Complaint asserts claims of negligence, breach of implied warranty, breach of express warranty, medical monitoring, and loss of consortium. The Florida Federal Complaint also contains three strict liability claims for defective design, defective manufacture, and failure to warn. A claim for punitive damages is also pled. The Ohio State Complaint alleges causes of action for product liability and negligence, and seeks compensatory damages.  The Michigan State Complaint asserts causes of action for product defect and breach of implied warranty, product defect and breach of express warranty, negligence, gross negligence, and possible knowledge of defect, and seeks compensatory and exemplary damages.  The Colorado Federal Complaint asserts causes of action for strict product liability, misrepresentation, negligence, breach of express warranty, and breach of implied warranty of merchantability. The Michigan Federal Complaint asserts causes of action for negligence, breach of implied warranty, breach of express warranty, intentional infliction of emotional distress, and liability under the res ipsa loquitur doctrine.  The Michigan Federal Complaint seeks compensatory damages and punitive damages.  The North Carolina State Complaint alleges causes of action for negligence, defective design, breach of implied warranty, breach of express warranty, and loss of consortium, and seeks both compensatory and punitive damages.  The Oregon Federal Complaint asserts strict liability claims for defective design, defective manufacture, and failure to warn, and seeks compensatory damages.  The Ohio Federal Complaint asserts strict liability claims for defective manufacturing, inadequate warning, nonconformance with representations, and also alleges loss of consortium and seeks compensatory damages. The Kentucky State Complaint asserts strict liability claims based on manufacturing defect, design defect, and failure to warn. It also alleges negligence, breach of implied warranty, breach of express warranty, and seeks recovery for medical monitoring, loss of consortium, compensatory damages, and punitive damages. In addition to the above, there have been forty-two claims related to the FiberCel recall, which have not yet resulted in a lawsuit. We refer to all of the aforementioned litigation, or claim notices, collectively as the “FiberCel Litigation.”

In order to reasonably estimate a loss or range of loss for the FiberCel Litigation, the Company must assess a variety of factors, including, (i) what claims, if any, will survive dispositive motion practice, (ii) the extent of the claims, particularly when damages are not specified or are indeterminate, (iii) how the discovery process will affect the litigation, (iv) the settlement posture of the other parties to the litigation and (v) any other factors that may have a material effect on the litigation. At present, it is not possible for Aziyo to estimate a range of probable loss in the FiberCel Litigation; however, while unknown, the probable loss could have a material effect on the Company’s financial position and results of operations.

Should Aziyo be required to pay claims related to the FiberCel Litigation, the Company believes that certain settlements and judgments, as well as legal defense costs, may be covered in whole or in part under our insurance policies. In certain circumstances, insurance carriers reserve their rights to contest or deny coverage. We intend to contest vigorously any disputes with our insurance carriers and to enforce our rights under the terms of our insurance policies. Accordingly, we will record receivables with respect to amounts due under these policies only when the realization of the potential claim for recovery is considered probable. Amounts recovered under our insurance policies could be materially less than stated coverage limits and may not be adequate to cover damages, other relief and/or costs relating to claims. In addition, there is no guarantee that insurers will pay claims or that coverage will otherwise be available.

As of both December 31, 2021 and 2020, the Company was not a party to, or aware of, any material legal matters or claims except for the FiberCel Litigation.